Income Taxes - Summary of reconciliation of unrecognized tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at January 1	¥ 54,212	$ 7,427	¥ 55,263
Increase			5,245
Decrease	(12,440)	(1,704)	(6,296)
Balance at December 31	¥ 41,772	$ 5,723	¥ 54,212